Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance for each of the last four completed fiscal years. In determining the “compensation actually paid” to named executive officers (“NEOs”), the Company is required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For NEOs other than the principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(7)	Adjusted EPS ($/sh)(8)
					Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(6)
2023	7,401,610	9,293,165	1,421,534	1,631,420	175	156	193,272,000	4.13
2022	6,700,247	4,504,643	1,711,922	1,428,875	143	132	187,332,000	4.00
2021	6,896,933	14,635,531	1,656,125	2,850,173	168	139	153,860,000	3.14
2020	5,953,917	8,684,141	1,476,632	2,139,130	122	115	100,460,000	2.20
(1)Gregg C. Sengstack is the PEO for each year presented.
(2)The Non-PEO NEOs for each year presented are:
2023 - Jeffery L. Taylor, Jonathan M. Grandon, DeLancey W. Davis, Jay J. Walsh, and Donald P. Kenney
2022 - Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jay J. Walsh
2021 - John J. Haines, Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jonathan M. Grandon
2020 - John J. Haines, Donald P. Kenney, DeLancey W. Davis, and Jonathan M. Grandon
(3)The table below presents adjustments to the summary compensation table total to reflect the compensation actually paid to the PEO for 2023, 2022, 2021, and 2020.

	2023	2022	2021	2020
Summary Compensation Table Total for PEO	$7,401,610	$6,700,247	$6,896,933	$5,953,917
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(5,566,476)	(4,557,850)	(4,431,383)	(4,175,317)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	397,761	371,687	287,737	247,704
Add: Year-End Fair Value of Awards Granted in the Current Year	3,730,241	3,600,652	5,479,618	4,239,112
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	1,443,501	(1,253,153)	878,040	(184,789)
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	1,794,718	(474,620)	5,424,642	2,523,911
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	—	—	—	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	91,810	117,680	99,944	79,603
Compensation Actually Paid for PEO	$9,293,165	$4,504,643	$14,635,531	$8,684,141
(4)The table below presents adjustments to the average summary compensation table total to reflect the average compensation actually paid to the Non-PEO NEOs for 2023, 2022, 2021, and 2020.

	2023	2022	2021	2020
Average of Summary Compensation Table Total for Non-PEO NEOs	$1,421,534	$1,711,922	$1,656,125	$1,476,632
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(686,499)	(666,842)	(686,414)	(687,834)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	—	—	—	—
Add: Year-End Fair Value of Awards Granted in the Current Year	512,427	600,271	923,429	863,867
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	248,948	(160,773)	318,544	(28,487)
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	204,660	(71,623)	678,613	498,417
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	(82,029)	—	(56,683)	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	12,379	15,920	16,559	16,535
Average Compensation Actually Paid for Non-PEO NEOs	$1,631,420	$1,428,875	$2,850,173	$2,139,130
(5)The fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year and as of each vesting date during the years presented in the compensation actually paid calculation. For performance share units, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For stock options, fair values use the Black-Scholes valuation method with an expected life assumption that uses the midpoint of the remaining contractual term and time until vesting as of each valuation date. The other Black-Scholes valuation criteria remained consistent with the criteria used at the grant of the options.
(6)The peer group consists of the proxy disclosed peer group listed in the "Compensation Discussion and Analysis" section of this Proxy Statement.
(7)Net Income refers to "Net Income attributable to Franklin Electric Co., Inc." as reported in the Company's Annual Report on Form 10-K in Item 8. Financial Statements and Supplementary Data.
(8)In 2023 and 2022, restructuring expense was excluded in calculating Adjusted EPS, which decreased GAAP EPS by $0.02 and $0.03. In 2021, restructuring expense and the non-operational impact of the bargain purchase gains recognized in the fourth quarter of 2020 and second quarter 2021 acquisitions were excluded in calculating adjusted EPS, which increased GAAP EPS by $0.11. In 2020, restructuring expense and the non-operational income statement impact of the December 31, 2020 acquisition were excluded in calculating adjusted EPS, which decreased GAAP EPS by $0.06.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Gregg C. Sengstack is the PEO for each year presented.
(2)The Non-PEO NEOs for each year presented are:
2023 - Jeffery L. Taylor, Jonathan M. Grandon, DeLancey W. Davis, Jay J. Walsh, and Donald P. Kenney
2022 - Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jay J. Walsh
2021 - John J. Haines, Jeffery L. Taylor, Donald P. Kenney, DeLancey W. Davis, and Jonathan M. Grandon
2020 - John J. Haines, Donald P. Kenney, DeLancey W. Davis, and Jonathan M. Grandon

Peer Group Issuers, Footnote	The peer group consists of the proxy disclosed peer group listed in the "Compensation Discussion and Analysis" section of this Proxy Statement.
PEO Total Compensation Amount	$ 7,401,610	$ 6,700,247	$ 6,896,933	$ 5,953,917
PEO Actually Paid Compensation Amount	$ 9,293,165	4,504,643	14,635,531	8,684,141
Adjustment To PEO Compensation, Footnote	The table below presents adjustments to the summary compensation table total to reflect the compensation actually paid to the PEO for 2023, 2022, 2021, and 2020.

	2023	2022	2021	2020
Summary Compensation Table Total for PEO	$7,401,610	$6,700,247	$6,896,933	$5,953,917
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(5,566,476)	(4,557,850)	(4,431,383)	(4,175,317)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	397,761	371,687	287,737	247,704
Add: Year-End Fair Value of Awards Granted in the Current Year	3,730,241	3,600,652	5,479,618	4,239,112
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	1,443,501	(1,253,153)	878,040	(184,789)
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	1,794,718	(474,620)	5,424,642	2,523,911
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	—	—	—	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	91,810	117,680	99,944	79,603
Compensation Actually Paid for PEO	$9,293,165	$4,504,643	$14,635,531	$8,684,141

Non-PEO NEO Average Total Compensation Amount	$ 1,421,534	1,711,922	1,656,125	1,476,632
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,631,420	1,428,875	2,850,173	2,139,130
Adjustment to Non-PEO NEO Compensation Footnote	The table below presents adjustments to the average summary compensation table total to reflect the average compensation actually paid to the Non-PEO NEOs for 2023, 2022, 2021, and 2020.

	2023	2022	2021	2020
Average of Summary Compensation Table Total for Non-PEO NEOs	$1,421,534	$1,711,922	$1,656,125	$1,476,632
Less: Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table	(686,499)	(666,842)	(686,414)	(687,834)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year	—	—	—	—
Add: Year-End Fair Value of Awards Granted in the Current Year	512,427	600,271	923,429	863,867
Add: Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year	248,948	(160,773)	318,544	(28,487)
Add: Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years	204,660	(71,623)	678,613	498,417
Less: Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year	(82,029)	—	(56,683)	—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	12,379	15,920	16,559	16,535
Average Compensation Actually Paid for Non-PEO NEOs	$1,631,420	$1,428,875	$2,850,173	$2,139,130

Equity Valuation Assumption Difference, Footnote	The fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year and as of each vesting date during the years presented in the compensation actually paid calculation. For performance share units, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For stock options, fair values use the Black-Scholes valuation method with an expected life assumption that uses the midpoint of the remaining contractual term and time until vesting as of each valuation date. The other Black-Scholes valuation criteria remained consistent with the criteria used at the grant of the options.
Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between compensation actually paid to the PEO and the average of compensation actually paid to the other NEOs and the Company’s cumulative TSR over four fiscal years ending December 31, 2023. The SEC requires companies to compare compensation actually paid to the PEO and other NEOs and the Company’s cumulative TSR. However, the Company does not link NEO compensation to the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income
The chart below shows the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the other NEOs and the Company’s net income over the four fiscal years ending December 31, 2023. The SEC requires companies to compare compensation actually paid to the PEO and other NEOs and net income. However, the Company does not link NEO compensation to net income performance.

Compensation Actually Paid vs. Company Selected Measure
The chart below shows the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the other NEOs and Adjusted EPS over four fiscal years ending December 31, 2023.

Total Shareholder Return Vs Peer Group	The chart below compares the Company’s cumulative TSR to the cumulative TSR of the Company’s Peer Group over the four fiscal years ending December 31, 2023.
Tabular List, Table
The financial performance measures listed below represent the most important metrics the Company used to link compensation actually paid to the PEO and other NEOs to Company performance for the most recently completed fiscal year.

Financial Performance Measure	Relationship to Pay
Adjusted EPS	Annual Incentive Plan
Adjusted Operating Income	Annual Incentive Plan
Working Capital	Annual Incentive Plan
Normalized EBITDA	Long-term Incentive Plan

Total Shareholder Return Amount	$ 175	143	168	122
Peer Group Total Shareholder Return Amount	156	132	139	115
Net Income (Loss)	$ 193,272,000	$ 187,332,000	$ 153,860,000	$ 100,460,000
Company Selected Measure Amount | $ / shares	4.13	4.00	3.14	2.20
PEO Name	Gregg C. Sengstack	Gregg C. Sengstack	Gregg C. Sengstack	Gregg C. Sengstack
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	In 2023 and 2022, restructuring expense was excluded in calculating Adjusted EPS, which decreased GAAP EPS by $0.02 and $0.03. In 2021, restructuring expense and the non-operational impact of the bargain purchase gains recognized in the fourth quarter of 2020 and second quarter 2021 acquisitions were excluded in calculating adjusted EPS, which increased GAAP EPS by $0.11. In 2020, restructuring expense and the non-operational income statement impact of the December 31, 2020 acquisition were excluded in calculating adjusted EPS, which decreased GAAP EPS by $0.06.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Normalized EBITDA
PEO | Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,566,476)	$ (4,557,850)	$ (4,431,383)	$ (4,175,317)
PEO | Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	397,761	371,687	287,737	247,704
PEO | Year-End Fair Value of Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,730,241	3,600,652	5,479,618	4,239,112
PEO | Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,443,501	(1,253,153)	878,040	(184,789)
PEO | Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,794,718	(474,620)	5,424,642	2,523,911
PEO | Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,810	117,680	99,944	79,603
Non-PEO NEO | Grant Date Fair Value of Equity Awards and Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(686,499)	(666,842)	(686,414)	(687,834)
Non-PEO NEO | Actuarially Determined Service Cost for Services Rendered During the Fiscal Year and Change in Pension Value Attributable to Plan Amendments Made in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-End Fair Value of Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,427	600,271	923,429	863,867
Non-PEO NEO | Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,948	(160,773)	318,544	(28,487)
Non-PEO NEO | Change in Fair Value from Prior Year-End to Current Year-End of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,660	(71,623)	678,613	498,417
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,029)	0	(56,683)	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,379	$ 15,920	$ 16,559	$ 16,535